Victory Pioneer High Yield VCT Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA U.S. High Yield Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	4.50%	6.45%
ICE BofA U.S. All Convertibles Speculative Quality Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	46.45%	8.53%	18.06%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	4.21%	5.49%
Class II
Prospectus [Line Items]
Average Annual Return, Percent	7.92%	3.95%	5.16%